Note 10 - Income Taxes	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

10.   INCOME TAXES

Components of tax expense (benefit) are as follows (in thousands):

	Year Ended March 31,
	2024	2023
Federal
Current	$4,248	$2,135
Deferred	473	3,425
	4,721	5,560
State
Current	927	1,384
Deferred	321	(99)
	1,248	1,285
Total	$5,969	$6,845

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31,
	2024	2023
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	4.3	3.5
Other	0.3	(0.3)
Provision for income taxes	25.6%	24.2%

The Company’s tax returns may be subject to examination by the Internal Revenue Service for the fiscal years ended March 31, 2021 through March 31, 2023. State and local returns may be subject to examination for fiscal years ended March 31, 2020 through March 31, 2023.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows (in thousands):

	March 31,
	2024	2023
Deferred tax liabilities:
Depreciation	$(6,451)	$(5,786)
Total deferred tax liabilities	(6,451)	(5,786)
Deferred tax assets:
Unrealized derivative loss - OCI	—	106
Inventory capitalization	552	548
Postretirement benefits other than pensions	26	25
Restricted stock compensation	77	91
Unrealized loss - mark to market derivatives	403	526
Other	136	133
Total deferred tax assets	1,194	1,429
Net deferred tax liability	$(5,257)	$(4,357)